STOCK-BASED COMPENSATION - Narrative (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 $ / shares shares	Dec. 31, 2020 USD ($) installment plan $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Number of active stock-based compensation plans | plan			3
Shares available for grant (shares) | shares	33,600,000		33,600,000
Term of share-based compensation plan			10 years
Unrecognized compensation cost related to all equity awards | $	$ 142,500,000		$ 142,500,000
Weighted-average period of recognition			2 years 3 months 18 days
Tax benefit recognized related to stock-based compensation | $			$ 136,600,000	$ 110,400,000	$ 107,200,000
Tax benefit realized from stock option exercises | $			$ 105,500,000	$ 73,400,000	103,300,000
Intrinsic value of options exercised in period | $	$ 737,900,000
Cash received per share in transaction (USD per share) | $ / shares	$ 3.00		$ 3.00
Number of stock options granted during period (shares) | shares			0	0
Cash received from stock option exercises | $	$ 155,400,000			$ 0
Number of common shares required to settle (shares) | shares	500,000		500,000
Stock based compensation capitalized | $			$ 5,100,000	0	0
Compensation cost from modification of equity awards | $			$ 21,200,000	$ 7,100,000	$ 3,200,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Number of annual vesting installments | installment			4
Vesting period			4 years
RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of market-based awards (USD per share) | $ / shares	$ 104.74
Fair value of equity awards other than options vested during period | $	$ 14,800,000
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of market-based awards (USD per share) | $ / shares	$ 106.17	$ 295.37
Number of PSUs vested during the period (shares) | shares	304,000	78,000
Number of equity awards other than options granted during period (shares) (less than $0.1 million in 2018 and 2016) | shares	277,000	8,000
PSUs
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of market-based awards (USD per share) | $ / shares	$ 102.70	$ 0
Number of PSUs vested during the period (shares) | shares	0	0
Number of equity awards other than options granted during period (shares) (less than $0.1 million in 2018 and 2016) | shares	195,000	0
Market-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of market-based awards (USD per share) | $ / shares	$ 0	$ 0
Number of PSUs vested during the period (shares) | shares	111,000	53,000
Number of equity awards other than options granted during period (shares) (less than $0.1 million in 2018 and 2016) | shares	0	0
Fair value of equity awards other than options vested during period | $	$ 2,500,000
Minimum | RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period			3 years
Minimum | Market-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period			2 years
Maximum | RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period			4 years
Maximum | Market-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period			4 years